Segment Information - Summary of revenue and assets by geographical area wise (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue	R$ 14,444,690	R$ 13,397,419	R$ 9,852,708
Non-current assets	11,754,455	8,923,790
Asia [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue	782,940	666,154	316,475
Non-current assets	368,430	115,709
North America [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue	1,750,957	919,826	857,361
Non-current assets	981,673	272,296
South America [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue	8,340,025	8,534,263	7,308,229
Non-current assets	4,378,675	3,964,645
Brazil [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue	6,324,227	6,082,896	5,624,295
Non-current assets	4,197,258	3,704,613
Other [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue	2,015,798	2,451,367	1,683,934
Non-current assets	181,417	260,032
Europe [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue	2,909,968	2,660,243	1,000,843
Non-current assets	5,306,111	4,110,794
United Kingdom [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue	2,115,385	1,877,475	664,858
Non-current assets	4,678,139	3,885,666
Other [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue	794,583	782,768	335,985
Non-current assets	627,972	225,128
Oceania [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue	660,800	616,933	R$ 369,800
Non-current assets	R$ 719,566	R$ 460,346